Consolidated Statement of Comprehensive Income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2024	Oct. 31, 2023	Jan. 31, 2023
Statement [Line Items]
Net Income		$ 1,292	$ 1,710	$ 133
Other Comprehensive Income, net of taxes
Reclassification to earnings of (gains) during the period	[1]	(5)	(4)	(6)
Other comprehensive income net of tax OCI debt financial assets		266	(247)	136
Net change in unrealized gains (losses) on cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges arising during the period	[2]	1,914	(550)	1,124
Reclassification to earnings of losses on derivatives designated as cash flow hedges during the period	[3]	389	378	235
Other comprehensive income net of tax cash flow hedges		2,303	(172)	1,359
Net gains (losses) on translation of net foreign operations
Unrealized gains (losses) on translation of net foreign operations		(1,880)	2,810	(850)
Unrealized gains (losses) on hedges of net foreign operations	[4]	327	(484)	23
Other comprehensive income, net of taxes, translation of net foreign operations		(1,553)	2,326	(827)
Items that will not be reclassified to net income
Net unrealized gains on fair value through OCI equity securities arising during the period	[5]	8	0	0
Net gains (losses) on remeasurement of pension and other employee future benefit plans	[6]	(91)	10	(64)
Net gains (losses) on remeasurement of own credit risk on financial liabilities designated at fair value	[7]	(427)	34	(410)
Items that will not be reclassified to net income		(510)	44	(474)
Other Comprehensive Income, net of taxes		506	1,951	194
Total Comprehensive Income		1,798	3,661	327
Attributable to:
Bank shareholders		1,796	3,654	327
Non-controlling interest in subsidiaries		2	7	0
Total Comprehensive Income		1,798	3,661	327
Debt securities [member]
Other Comprehensive Income, net of taxes
Unrealized gains (losses) on fair value through OCI debt securities arising during the period	[8]	$ 271	$ (243)	$ 142

[1]	Net of income tax provision of $2 million, $nil million, $2 million for the three months ended.
[2]	Net of income tax (provision) recovery of $(729) million, $209 million, $(317) million for the three months ended.
[3]	Net of income tax (recovery) of $(147) million, $(143) million, $(104) million for the three months ended.
[4]	Net of income tax (provision) recovery of $(126) million, $186 million, $(59) million for the three months ended.
[5]	Net of income tax (provision) of $(3) million, $nil million, $nil million for the three months ended.
[6]	Net of income tax (provision) recovery of $35 million, $(5) million, $2 million for the three months ended.
[7]	Net of income tax (provision) recovery of $163 million, $(11) million, and $139 million for the three months ended.
[8]	Net of income tax (provision) recovery of $(99) million, $90 million, $(48) million for the three months ended.